Consolidated Balance Sheets (Parentheticals)	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Statement of Financial Position [Abstract]
Cash, cash equivalents and restricted cash	¥ 1,024,148,680	¥ 1,510,686,015
Loans principal, interest and financing service fee receivables	6,086,217,494	9,132,462,231
Allowance for credit losses	591,519,389	729,743,207
Net loans principal, interest and financing service fee receivables	5,494,698,105	8,415,130,321
Loans held-for-sale	2,013,904,758	1,296,708,106
Investment securities	23,000,000	21,545,271
Deferred tax assets	1,809,403	384,801
Deposits	130,977,736	156,815,888
Right-of-use assets	413,172	63,450
Guaranteed assets	656,112,865	684,293,725
Other assets	29,910,749	55,748,802
Borrowings under agreements to repurchase	29,708,280	85,331,820
Other borrowings	5,844,144,937	8,146,494,548
Accrued employee benefits	38,168	22,782
Income taxes payable	2,013,889	1,030,049
Deferred tax liabilities
Lease liabilities	86,485
Other liabilities	¥ 430,140,564	¥ 232,873,758
Ordinary shares, shares authorized (in Shares) | shares	3,800,000,000	3,800,000,000
Ordinary shares, shares issued (in Shares) | shares	1,371,643,240	1,559,576,960
Ordinary shares, shares outstanding (in Shares) | shares	1,371,643,240	1,559,576,960